Note 15 - Subsequent Events (Unaudited)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events [Text Block]
11. SUBSEQUENT EVENTS

On July 26, 2012, the Company filed a Registration Statement on Form S-1 with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriters’ over-allotment option.

On September 12, 2012, the Company held a special meeting of stockholders to consider and vote upon proposals to approve, among other matters, (i) an amendment to the amended and restated certificate of incorporation to effect a reverse stock split of outstanding common stock in a range of not less than 1-for-325 and not more than 1-for-425 and (ii) amendments to the amended and restated certificate of incorporation to (a) reduce the conversion price of each series of preferred stock and (b) make inapplicable an anti-dilution adjustment that may otherwise be triggered by the reduction of the conversion price of each other series of preferred stock. Each of the proposals were approved by the requisite number of stockholders entitled to vote thereon.

On September 13, 2012, the Company filed a certificate of amendment to the amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-400 reverse split of common stock. The reverse split became effective at 12:01 a.m. on September 13, 2012. In addition, on September 13, 2012, the Company received a written consent from holders representing a majority of the voting power of the outstanding shares of Series A Preferred Stock consenting to the conversion, upon consummation of the proposed public offering, of each share of Series A Preferred Stock then outstanding into shares of common stock. As a result of such consent, upon consummation of the proposed public offering, each series of outstanding preferred stock will automatically convert into shares of common stock at the following reduced conversion rates: Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis).

All of the common stock share numbers, common stock share prices and exercise prices with respect to options and warrants to purchase common stock have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect the 1-for-400 reverse split of common stock but have not been adjusted for the conversion of preferred stock.

Upon consummation of the proposed offering, the Company’s authorized shares will consist of 15,000,000 shares of common stock and 5,000,000 shares of preferred stock.

15. SUBSEQUENT EVENTS (UNAUDITED)

On June 12, 2012, the Company’s Board of Directors approved $10 of fees, to be paid quarterly in the amount of $2.5, to each director for services to be rendered during the year ending March 31, 2013.

On June 12, 2012, the Company’s Board of Directors approved $150 of fees, to be paid monthly in the amount of $12.5, to SG Phoenix LLC, an affiliate of our principal stockholder, for services to be rendered during the year ending March 31, 2013.

On June 29, 2012, the Company’s wholly-owned subsidiary entered into the Fifth Amendment to the ARPA. The Fifth Amendment reduced the discount rate of 0.52% charged on purchased receivables to 0.00%. The Fifth Amendment also lowered the monthly cost of funds fee under the ARPA from the prime rate plus 11.50% to the prime rate plus 10.00%; provided, however, that the fee will increase to the prime lending rate plus 16.00% if our net worth falls below $4,000 as of the end of any fiscal quarter.

On July 26, 2012, the Company filed a Registration Statement on Form S-1 with respect to a firm commitment public offering of $10 million in shares of common stock, excluding the underwriters’ over-allotment option.

On September 12, 2012, the Company held a special meeting of stockholders to consider and vote upon proposals to approve, among other matters, (i) an amendment to the amended and restated certificate of incorporation to effect a reverse stock split of outstanding common stock in a range of not less than 1-for-325 and not more than 1-for-425 and (ii) amendments to the amended and restated certificate of incorporation to (a) reduce the conversion price of each series of preferred stock and (b) make inapplicable an anti-dilution adjustment that may otherwise be triggered by the reduction of the conversion price of each other series of preferred stock. Each of the proposals were approved by the requisite number of stockholders entitled to vote thereon.

On September 13, 2012, the Company filed a certificate of amendment to the amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a 1-for-400 reverse split of common stock. The reverse split became effective at 12:01 a.m. on September 13, 2012. In addition, on September 13, 2012, the Company received a written consent from holders representing a majority of the voting power of the outstanding shares of Series A Preferred Stock consenting to the conversion, upon consummation of the proposed public offering, of each share of Series A Preferred Stock then outstanding into shares of common stock. As a result of such consent, upon consummation of the proposed public offering, each series of outstanding preferred stock will automatically convert into shares of common stock at the following reduced conversion rates: Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis).

All of the common stock share numbers, common stock share prices and exercise prices with respect to options and warrants to purchase common stock have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect the 1-for-400 reverse split of common stock but have not been adjusted for the conversion of preferred stock.

Upon consummation of the proposed offering, the Company’s authorized shares will consist of 15,000,000 shares of common stock and 5,000,000 shares of preferred stock.